Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of selling, general and administrative expenses [Abstract]
Schedule of Selling, General and Administrative Expenses
	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands
Payroll and related expenses	11,399	21,380	14,830
Depreciation and amortization	607	692	641
Professional fees	12,115	20,334	23,863
Other expenses	9,910	13,886	7,761
	34,031	56,292	47,095